SHARE-BASED PAYMENT (Details Narrative) - Country Of Israel [Member]	Dec. 31, 2023 $ / shares
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Exercise Price	$ 10.61
Top of range [member]
IfrsStatementLineItems [Line Items]
Exercise Price	$ 15.26